NET LOSS PER SHARE - Potentially Dilutive Securities (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024 CNY (¥) shares	Jun. 30, 2023 shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2021 CNY (¥) shares	Jun. 30, 2024 USD ($)	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares
NET LOSS PER SHARE
Anti-dilutive ordinary share equivalents excluded in computation of net loss per share (in shares)	96,880,488	115,137,453	117,751,375	114,926,929	18,507,851
Fixed monetary value used in conversion					¥ 150,000	$ 109,784			$ 21,178
Redeemable convertible preferred shares
NET LOSS PER SHARE
Anti-dilutive ordinary share equivalents excluded in computation of net loss per share (in shares)		68,228,526	68,228,526	68,228,526
Exchangeable notes
NET LOSS PER SHARE
Anti-dilutive ordinary share equivalents excluded in computation of net loss per share (in shares)		33,675,700	36,709,165	34,459,983	12,547,642
Fixed monetary value used in conversion	¥ 2,400,000		¥ 2,600,000	¥ 2,400,000	¥ 800,000	$ 336,757	$ 367,092	$ 344,600	$ 125,476
Debt instrument conversion price per share | $ / shares							$ 10	$ 10	$ 10
Series Pre-A Preferred Shares Preferred Shares
NET LOSS PER SHARE
Anti-dilutive ordinary share equivalents excluded in computation of net loss per share (in shares)					5,332,827
2023 Convertible notes
NET LOSS PER SHARE
Anti-dilutive ordinary share equivalents excluded in computation of net loss per share (in shares)		2,248,065	2,029,407
Mandatorily redeemable noncontrolling interest
NET LOSS PER SHARE
Anti-dilutive ordinary share equivalents excluded in computation of net loss per share (in shares)				1,148,666	627,382
Fixed monetary value used in conversion				¥ 80,000	¥ 40,000			$ 11,487	$ 6,274
Debt instrument conversion price per share | $ / shares								$ 10	$ 10
Outstanding share options
NET LOSS PER SHARE
Anti-dilutive ordinary share equivalents excluded in computation of net loss per share (in shares)	15,622,994	10,274,118	10,073,233	10,378,710
Outstanding share options		10,274,118	10,073,233	10,378,710
Warrant
NET LOSS PER SHARE
Anti-dilutive ordinary share equivalents excluded in computation of net loss per share (in shares)		711,044	711,044	711,044
Outstanding share options		711,044	711,044	711,044